Submission	Nov. 21, 2025
Submission [Line Items]
Central Index Key	0001751876
Registrant Name	Paranovus Entertainment Technology Ltd.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Paranovus Entertainment Technology Ltd.